Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Series C [Member]	Kingsoft Cloud Storage Business [Member]	Series E tranche 1 [Member]	Series E Tranche 2 [Member]	Series D Preferred Stock [Member]	Series E Preferred Shares [Member]	Series C To One Series C [Member]	Initial Public Offering [Member]	Common shares [Member]	Common shares [Member] Kingsoft Cloud Storage Business [Member]	Common shares [Member] Series E tranche 1 [Member]	Common shares [Member] Series E Tranche 2 [Member]	Common shares [Member] Series D Preferred Stock [Member]	Common shares [Member] Series E Preferred Shares [Member]	Common shares [Member] Series C To One Series C [Member]	Common shares [Member] Initial Public Offering [Member]	Treasury stock [Member]	Treasury stock [Member] Kingsoft Cloud Storage Business [Member]	Treasury stock [Member] Series E tranche 1 [Member]	Treasury stock [Member] Series E Tranche 2 [Member]	Treasury stock [Member] Series D Preferred Stock [Member]	Treasury stock [Member] Series E Preferred Shares [Member]	Treasury stock [Member] Series C To One Series C [Member]	Treasury stock [Member] Initial Public Offering [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Kingsoft Cloud Storage Business [Member]	Additional paid-in capital [Member] Series E tranche 1 [Member]	Additional paid-in capital [Member] Series E Tranche 2 [Member]	Additional paid-in capital [Member] Series D Preferred Stock [Member]	Additional paid-in capital [Member] Series E Preferred Shares [Member]	Additional paid-in capital [Member] Series C To One Series C [Member]	Additional paid-in capital [Member] Initial Public Offering [Member]	Retained earnings [Member]	Retained earnings [Member] Kingsoft Cloud Storage Business [Member]	Retained earnings [Member] Series E tranche 1 [Member]	Retained earnings [Member] Series E Tranche 2 [Member]	Retained earnings [Member] Series D Preferred Stock [Member]	Retained earnings [Member] Series E Preferred Shares [Member]	Retained earnings [Member] Series C To One Series C [Member]	Retained earnings [Member] Initial Public Offering [Member]	Statutory reserves [Member]	Statutory reserves [Member] Kingsoft Cloud Storage Business [Member]	Statutory reserves [Member] Series E tranche 1 [Member]	Statutory reserves [Member] Series E Tranche 2 [Member]	Statutory reserves [Member] Series D Preferred Stock [Member]	Statutory reserves [Member] Series E Preferred Shares [Member]	Statutory reserves [Member] Series C To One Series C [Member]	Statutory reserves [Member] Initial Public Offering [Member]	Accumulated other comprehensive income [Member]	Accumulated other comprehensive income [Member] Kingsoft Cloud Storage Business [Member]	Accumulated other comprehensive income [Member] Series E tranche 1 [Member]	Accumulated other comprehensive income [Member] Series E Tranche 2 [Member]	Accumulated other comprehensive income [Member] Series D Preferred Stock [Member]	Accumulated other comprehensive income [Member] Series E Preferred Shares [Member]	Accumulated other comprehensive income [Member] Series C To One Series C [Member]	Accumulated other comprehensive income [Member] Initial Public Offering [Member]	Non-controlling interest [Member]	Non-controlling interest [Member] Kingsoft Cloud Storage Business [Member]	Non-controlling interest [Member] Series E tranche 1 [Member]	Non-controlling interest [Member] Series E Tranche 2 [Member]	Non-controlling interest [Member] Series D Preferred Stock [Member]	Non-controlling interest [Member] Series E Preferred Shares [Member]	Non-controlling interest [Member] Series C To One Series C [Member]	Non-controlling interest [Member] Initial Public Offering [Member]	Convertible non-redeemable preferred shares [Member]	Convertible non-redeemable preferred shares [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Series B [Member]	Convertible non-redeemable preferred shares [Member] Series A-1 Preferred Stock [Member]	Convertible non-redeemable preferred shares [Member] Series A [Member]	Convertible non-redeemable preferred shares [Member] Series C To One Series C [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series B [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series A-1 Preferred Stock [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series A [Member]
Beginning Balance, Amount at Dec. 31, 2012																																																																			$ 1	$ 8	$ 9	$ 7
Beginning Balance, Amount at Dec. 31, 2012	$ 67,968									$ 15																$ 59,540								$ 2,011								$ 3,142								$ 3,235								$ 360
Beginning Balance, Shares at Dec. 31, 2012																																																																			5,728,264	30,308,284	36,400,000	26,416,560
Beginning Balance, Shares at Dec. 31, 2012										61,447,372
Acceleration of amortization of beneficial conversion feature
Deemed dividend to preferred shareholders upon initial public offering
Issuance of common shares for share incentive plans, Amount																		$ 2								(2)
Issuance of common shares for share incentive plans, Shares																		9,073,732
Share-based compensation	$ 2,096																									$ 2,096
Series D preferred shares accretion	(4,300)																																	$ (4,300)
Statutory Reserve																																		(1,336)								$ 1,336
Net income / (loss)	10,662																																	10,662																								$ (283)
Ending Balance, Amount at Dec. 31, 2013																																																																			$ 1	$ 8	$ 9	$ 7
Ending Balance, Amount at Dec. 31, 2013	79,194									$ 15								$ 2								$ 61,634								$ 7,037								$ 4,478								$ 6,003								84
Ending Balance, Shares at Dec. 31, 2013																																																																			5,728,264	30,308,284	36,400,000	26,416,560
Ending Balance, Shares at Dec. 31, 2013										61,447,372								9,073,732
Translation adjustments	2,768																																																	$ 2,768								$ 7
Accretion to convertible redeemable preferred shares redemption value						$ (1,870)	$ (12,754)																							$ (717)	$ (10,229)							$ (1,153)	$ (2,525)
Amortisation of BCF							$ (4,139)																								$ (3,206)								$ (933)
Deemed dividend of convertible preferred shares from their modifications						$ (279)																																$ (279)
Contingent beneficial conversion feature																																$ 57								$ (57)
Repurchase of shares	(59,082)									$ (4)																$ (47,403)								$ (11,674)																																		$ (1)
Repurchase of shares, shares										(14,664,637)																																																										(3,756,065)	(591,451)	(477,180)
Acceleration of amortization of beneficial conversion feature	(49,346)																									(49,346)
Deemed dividend to preferred shareholders upon initial public offering	(32,807)																									(32,807)
Issuance of common shares for share incentive plans, Amount									$ 470,759								$ 71																$ 470,712																																							$ (1)	$ (7)	$ (9)	$ (7)
Issuance of common shares for share incentive plans, Shares																	277,834,210																																																							(5,728,264)	(26,552,219)	(35,808,549)	(25,939,380)
IPO expenses	$ (4,216)																									(4,216)
Issuance of common shares for share incentive plans, Amount																		$ 5								(5)
Issuance of common shares for share incentive plans, Shares																		24,195,412
Exercised share options, Amount	$ 295																									295
Exercised share options, Shares	7,333,641									1,431,320								(1,431,320)
Vested restricted shares										1,563,222								(1,563,222)
Share-based compensation			$ 303																								$ 303
Share-based compensation - others	$ 7,644																									$ 7,644
Beneficial conversion feature				$ 52,377	$ 1,109																							$ 52,377	$ 1,109
Statutory Reserve																																		$ (654)								$ 654
Net income / (loss)	$ 10,812																																	10,812																								$ (949)
Ending Balance, Amount at Dec. 31, 2014
Ending Balance, Amount at Dec. 31, 2014	457,891									$ 82								$ 7								$ 446,202								$ 574								$ 5,132								$ 5,894								(870)
Ending Balance, Shares at Dec. 31, 2014
Ending Balance, Shares at Dec. 31, 2014										327,611,487								30,274,602
Translation adjustments	(109)																																																	$ (109)								$ (5)
Repurchase of shares	$ (1,287)																									$ (1,287)
Repurchase of shares, shares										(1,068,095)								1,068,095
Acceleration of amortization of beneficial conversion feature
Deemed dividend to preferred shareholders upon initial public offering
Issuance of common shares for share incentive plans, Amount
Issuance of common shares for share incentive plans, Shares		96,024,567
Exercised share options, Shares	3,189,944
Issuance of common shares for the vesting of restricted shares and the exercise of share options																		$ 3								(3)
Issuance of common shares for the vesting of restricted shares and the exercise of share options, shares																		10,991,120
Issuance of common shares for exercised share options	$ 3,630									$ 2								$ (2)								3,630
Issuance of common shares for exercised share options, shares										9,092,265								(9,092,265)
Share-based compensation	$ 9,728																									$ 9,728
Statutory Reserve
Restricted shares vested										$ 1								$ (1)
Restricted shares vested, shares										3,683,458								(3,683,458)
Net income / (loss)	$ (13,167)																																	$ (13,167)																								$ (1,299)
Ending Balance, Amount at Dec. 31, 2015
Ending Balance, Amount at Dec. 31, 2015	446,749									$ 85								$ 7								$ 458,270								$ (12,593)								$ 5,132								$ (4,152)
Ending Balance, Shares at Dec. 31, 2015
Ending Balance, Shares at Dec. 31, 2015										339,319,115								29,558,094																																								(2,068)
Translation adjustments	$ (10,046)																																																	$ (10,046)								$ 101